Distribution of Profits	12 Months Ended
Dec. 31, 2015
Distribution of Profits

15. Distribution of Profits

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries and VIEs, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is non-distributable. The Group’s PRC subsidiaries and VIEs are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries and VIEs may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries and VIEs’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to RMB97,753,743 and RMB168,697,072 as of December 31, 2014 and 2015, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries and VIEs of RMB667,816,000 and RMB1,136,330,550 as of December 31, 2014 and 2015, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to RMB765,569,743 and RMB1,305,027,622 as of December 31, 2014 and 2015, respectively. The restricted assets of the Company’s VIEs amounted to RMB294,935,491 and RMB438,896,279 as of December 31, 2014 and 2015, respectively.

On February 25, 2013, the Company declared the Company’s payment of an annual cash dividend of US$0.14 per American depositary share (“ADS”), or US$0.28 per ordinary share (two ADSs represent one ordinary share). The annual dividend of US$7.7 million was paid on or about April 9, 2013 to holders of ordinary shares (which includes holders of ADSs) of record as of the close of business on March 20, 2013.